FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term:
Short-term financing receivables	¥ 2,982,857		¥ 1,470,241
Allowance for credit losses	(147,330)		(122,482)
Total short-term financing receivables, net	2,835,527	$ 388,466	1,347,759
Financing receivables from consolidated Trusts
Short-term:
Short-term financing receivables	2,830,180		1,316,432
Financing receivables from microloan platforms
Short-term:
Short-term financing receivables	¥ 152,677		¥ 153,809